Significant capital and funding transactions (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Summary of Common Shares Issued
Common shares issued
(1)

	For the three months ended
	April 30, 2026		April 30, 2025
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	248	$26	158	$14
Purchased for cancellation (3)	(7,386)	(110)	(3,013)	(45)
	(7,138)	$(84)	(2,855)	$(31)

	For the six months ended
	April 30, 2026		April 30, 2025
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	652	$70	374	$36
Purchased for cancellation (3)	(11,611)	(173)	(4,955)	(74)
	(10,959)	$(103)	(4,581)	$(38)

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and six months ended April 30, 2026 and April 30, 2025, the requirements of our DRIP were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)
During the three months ended April 30, 2026, under the normal course issuer bid (NCIB) we purchased for cancellation common shares at a total fair value of $1,673 million (average cost of $226.50 per share), with a book value of $110 million (book value of $14.93 per share). During the six months ended April 30, 2026, under the NCIB we purchased for cancellation common shares at a total fair value of $2,633 million (average cost of $226.79 per share), with a book value of $173 million (book value of $14.92 per share). During the three months ended April 30, 2025, under the NCIB we purchased for cancellation common shares at a total fair value of $488 million (average cost of $162.10 per share), with a book value of $45 million (book value of $14.87 per share). During the six months ended April 30, 2025, under the NCIB we purchased for cancellation common shares at a total fair value of $826 million (average cost of $166.76 per share), with a book value of $74 million (book value of $14.86 per share).